SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Available-for-sale securities [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 56,027	$ 59,035
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 56,027	$ 59,035